CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Net income for the period	$ 67,125,060	$ 56,291,275	$ 64,059,209	$ 47,536,588
Items that may be reclassified subsequently to the Consolidated Statements of Operations Abstract
Loss on marketable equity securities, net of tax of nil	0	(25,724)	0	(115,090)
Other comprehensive loss	0	(25,724)	0	(115,090)
Comprehensive income for the period	$ 67,125,060	$ 56,265,551	$ 64,059,209	$ 47,536,588